Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 22,118,567	R$ 16,211,453
Assets | Fixed rate
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	15,619,889	8,131,939
Assets | IGP-M (General Index of market pricing) / IPCA (Consumer price index)
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	889,026	249,922
Assets | Exchange coupon
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	221,069	1,090,277
Assets | Foreign Currency
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	759,320	1,471,956
Assets | Equities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	461,860	776,376
Assets | Sovereign/Eurobonds and Treasuries
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	3,783,134	3,805,259
Assets | Other
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	384,269	685,724
Liabilities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	22,464,899	10,577,983
Liabilities | Fixed rate
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	12,954,739	6,081,794
Liabilities | IGP-M (General Index of market pricing) / IPCA (Consumer price index)
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,476,167	191,486
Liabilities | Exchange coupon
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,135,449	785,578
Liabilities | Foreign Currency
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,437,774	1,611,049
Liabilities | Equities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	427,778	776,735
Liabilities | Sovereign/Eurobonds and Treasuries
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	5,007,199	1,099,612
Liabilities | Other
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 25,793	R$ 31,729